UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22310

FactorShares Trust
_______________________________________
(Exact name of registrant as specified in charter)

25 Deforest Ave., Suite 203
Summitt, NJ  07901
_______________________________________
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(877) 756-7873
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

PureFunds ISE Diamond/Gemstone ETF
Schedule of Investments
June 30, 2013 (Unaudited)
Shares		Value

	COMMON STOCKS - 91.8%
	Canada - 17.0%
	Metals & Mining - 17.0%
900	Archon Minerals Ltd. (a)	$556
3,000	Dominion Diamond Corporation (a)	42,417
56,000	Lucara Diamond Corporation (a)	42,598
8,700	Mountain Province Diamonds, Inc. (a)	43,430
18,300	Peregrine Diamonds Ltd. (a)	7,134
31,600	Shore Gold, Inc. (a)	5,258
22,300	Stornoway Diamond Corporation (a)	10,814
	Total Metals & Mining	152,207
	Total Canada	152,207

	Hong Kong - 23.5%
	Specialty Retail - 21.8%
21,100	Chow Sang Sang Holdings International Ltd.	42,820
65,200	Chow Tai Fook Jewellery Group Ltd.	68,091
452,000	Emperor Watch & Jewellery Ltd.	37,297
20,000	Luk Fook Holdings (International) Ltd.	46,519
	Total Specialty Retail	194,727
	Textiles, Apparel & Luxury Goods - 1.7%
464,900	Ming Fung Jewellery Group Ltd. (a)	15,285
	Total Textiles, Apparel & Luxury Goods	15,285
	Total Hong Kong	210,012

	Israel - 5.0%
	Machinery - 5.0%
36,600	Sarin Technologies Ltd.	44,757
	Total Machinery	44,757
	Total Israel	44,757

	Japan - 6.3%
	Distributors - 2.7%
119,000	Sakha Diamond Corporation	23,997
	Total Distributors	23,997
	Specialty Retail - 3.6%
1,400	Tsutsumi Jewelry Company Ltd.	32,170
	Total Specialty Retail	32,170
	Total Japan	56,167

	United Kingdom - 27.0%
	Metals & Mining - 27.0%
3,300	Anglo American PLC	63,542
199,900	Firestone Diamonds PLC (a)	8,361
24,200	Gem Diamonds Ltd. (a)	49,966
104,200	Gemfields PLC (a)	36,847
141,100	Paragon Diamonds Ltd. (a)	13,145
39,600	Petra Diamonds Ltd. (a)	69,084
	Total Metals & Mining	240,945
	Total United Kingdom	240,945

	United States - 13.0%
	Internet Catalog & Retail - 4.9%
1,150	Blue Nile, Inc. (a)	43,447
	Total Internet Catalog & Retail	43,447
	Specialty Retail - 8.1%
600	Signet Jewelers Ltd.	40,458
3,500	Zale Corporation (a)	31,850
	Total Specialty Retail	72,308
	Total United States	115,755

	TOTAL COMMON STOCKS (Cost $907,233)	819,843

	Total Investments (Cost $907,233) - 91.8%	819,843
	Other Assets in Excess of Liabilities - 8.2%	73,174
	TOTAL NET ASSETS - 100.0%	$893,017

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

*	Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at June 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2013:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$819,843	$-	$-	$819,843
Total Investments in Securities	$819,843	$-	$-	$819,843

^ See Schedule of Investments for breakout of investments by industry classification.

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
Schedule of Investments
June 30, 2013 (Unaudited)
Shares		Market Value

	COMMON STOCKS - 106.9%
	Metals & Mining - 106.9%
	Australia - 1.4%
194,800	Perilya Ltd. (a)	$21,379
	Total Australia	21,379
	Canada - 99.5%
34,200	Alexco Resource Corporation (a)	38,304
29,700	Aurcana Corporation (a)	39,536
45,100	Bear Creek Mining Corporation (a)	72,901
45,300	Endeavour Silver Corporation (a)	155,379
30,700	Excellon Resources, Inc. (a)	51,376
57,300	Fortuna Silver Mines, Inc. (a)	190,691
72,200	Great Panther Silver Ltd. (a)	54,511
46,400	Impact Silver Corporation (a)	30,883
6,900	International Minerals Corporation (a)	13,187
18,500	Kootenay Silver, Inc. (a)	13,193
27,300	MAG Silver Corporation (a)	159,642
99,400	Mandalay Resources Corporation (a)	64,269
39,700	Minco Silver Corporation (a)	27,556
23,900	Mirasol Resources Ltd. (a)	27,725
26,600	Revett Minerals, Inc. (a)	17,705
48,300	Santacruz Silver Mining Ltd. (a)	45,467
113,300	Scorpio Mining Corporation (a)	36,628
37,400	Sierra Metals, Inc. (a)	82,858
77,000	Silvercorp Metals, Inc. (a)	215,984
48,300	SilverCrest Mines, Inc. (a)	66,133
117,500	Trevali Mining Corporation (a)	62,565
39,400	US Silver & Gold, Inc. (a)	22,478
	Total Canada	1,488,971
	United Kingdom - 1.2%
270,900	Arian Silver Corporation (a)	17,727
	Total United Kingdom	17,727
	United States - 4.8%
25,400	Golden Minerals Company (a)	34,544
94,300	Silver Bull Resources, Inc. (a)	36,305
	Total United States	70,849
	Total Metals & Mining	1,598,926

	TOTAL COMMON STOCKS (Cost $2,655,238)	1,598,926

	Total Investments (Cost $2,655,238) - 106.9%	1,598,926
	Liabilities in Excess of Other Assets - (6.9)%	(102,849)
	TOTAL NET ASSETS - 100.0%	$1,496,077

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

*	Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at June 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2013:

Assets^	Level 1	Total
Common Stocks	$1,598,926	$1,598,926
Total Investments in Securities	$1,598,926	$1,598,926

^See Schedule of Investments for breakout of investments by industry classification.

PureFunds ISE Mining Service ETF
Schedule of Investments
June 30, 2013 (Unaudited)
Shares		Value

	COMMON STOCKS - 104.7%
	Australia - 50.2%
	Commerical Services & Supplies - 7.4%
7,000	Mineral Resources Ltd.	$52,816
	Total Commercial Services & Supplies	52,816
	Construction & Engineering - 37.7%
22,200	Ausdrill Ltd.	17,461
10,800	Ausenco Ltd.	19,754
37,100	Boart Longyear Ltd.	22,903
35,400	Clough Ltd.	34,641
6,100	Forge Group Ltd.	23,431
25,300	GR Engineering Services Ltd.	10,644
13,000	MACA Ltd.	21,044
137,000	MacMahon Holdings Ltd.	16,288
28,300	Mastermyne Group Ltd.	18,117
3,500	Monadelphous Group Ltd.	51,663
19,800	NRW Holdings Ltd.	16,478
51,200	WDS Ltd.	16,389
	Total Construction & Engineering	268,813
	Machinery - 2.9%
5,200	Bradken Ltd.	20,497
	Total Machinery	20,497
	Metals & Mining - 2.2%
27,400	Imdex Ltd.	15,536
	Total Metals & Mining	15,536
	Total Australia	357,662

	Canada - 11.9%
	Diversifed Financial Services - 2.6%
14,900	Sprott Resource Lending Corporation (a)	18,418
	Total Diversified Financial Services	18,418
	Metals & Mining - 9.3%
9,300	Energold Drilling Corporation (a)	14,944
16,000	Foraco International SA (a)	13,236
4,400	Major Drilling Group International Inc.	29,955
7,300	Orbit Garant Drilling Inc. (a)	8,052
	Total Metals & Mining	66,187
	Total Canada	84,605

	Chile - 7.9%
	Chemicals - 7.9%
4,400	Enaex S.A.	56,294
	Total Chemicals	56,294
	Total Chile	56,294

	China - 4.5%
	Oil & Gas & Consumable Fuels - 4.5%
61,000	China Coal Energy Company - Class H	31,931
	Total Oil & Gas & Consumable Fuels	31,931
	Total China	31,931

	Indonesia - 2.4%
	Oil & Gas & Consumable Fuels - 2.4%
1,255,600	Delta Dunia Makmur Tbk PT (a)	16,952
	Total Oil & Gas & Consumable Fuels	16,952
	Total Indonesia	16,952

	Singapore - 2.1%
	Energy Equipment & Services - 2.1%
55,500	Capital Drilling Ltd. (a)	15,405
	Total Energy Equitment & Services	15,405
	Total Singapore	15,405

	South Africa - 1.5%
	Metals & Mining - 1.5%
107,100	Sentula Mining Ltd. (a)	10,510
	Total Metals & Mining	10,510
	Total South Africa	10,510

	Sweden - 9.5%
	Machinery - 9.5%
2,800	Atlas Copco AB	67,640
	Total Machinery	67,640
	Total Sweden	67,640

	United States - 14.7%
	Construction & Engineering - 2.8%
1,000	Layne Christensen Company (a)	19,510
	Total Construction & Engineering	19,510
	Machinery - 11.9%
1,100	Joy Global, Inc.	53,383
1,200	Terex Corporation (a)	31,560
	Total Machinery	84,943
	Total United States	104,453

	TOTAL COMMON STOCKS (Cost $1,048,027)	745,452

	Total Investments (Cost $1,048,027) - 104.7%	745,452
	Liabilities in Excess of Other Assets - (4.7)%	(33,636)
	TOTAL NET ASSETS - 100.0%	$711,816

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

*	Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at June 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2013:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$745,452	$-	$-	$745,452
Total Investments in Securities	$745,452	$-	$-	$745,452

^ See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FactorShares Trust

By (Signature and Title)* /s/ Samuel Masucci, III
  Samuel Masucci, III, President

Date  08/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel Masucci, III
  Samuel Masucci, III, President

Date  08/29/2013

By (Signature and Title)* /s/ Mary Byra
  Mary Byra, Principal Financial Officer

Date  08/29/2013

* Print the name and title of each signing officer under his or her signature.